Cover	May 21, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A amends Purple Innovation, Inc.’s Current Report on Form 8-K originally filed on May 21, 2021, solely to provide Inline eXtensible Business Reporting Language tagging to the cover page. No other changes have been made to the original filing.
Document Period End Date	May 21, 2021
Entity File Number	001-37523
Entity Registrant Name	Purple Innovation, Inc.
Entity Central Index Key	0001643953
Entity Tax Identification Number	47-4078206
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4100 North Chapel Ridge Rd.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Lehi
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84043
City Area Code	(801)
Local Phone Number	756-2600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	PRPL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false